Share Capital - Schedule of Stock Options Activity (Details) - DevvStream Corp [Member] - $ / shares		12 Months Ended
	Mar. 26, 2025	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2026
Schedule of Stock Options Activity Line Items]
Number of stock options, Outstanding beginning balance		62,772
Weighted average exercise price, Outstanding beginning balance		$ 40.2
Number of stock options, Forfeited		(1,395)
Weighted average exercise price, Forfeited		$ 37.74
Number of stock options, Granted	50,000	50,000	0
Weighted average exercise price, Granted	$ 2.32	$ 2.32
Number of stock options, Cancelled		(2,733)
Weighted average exercise price, Cancelled		$ 37.74
Number of stock options, Outstanding ending balance		108,644	62,772
Weighted average exercise price, Outstanding ending balance		$ 22.79	$ 40.2
Number of stock options, Exercisable		51,859	33,496	57,956
Weighted average exercise price, Exercisable		$ 40.16	$ 40.1